                    NY TAX FREE MONEY PORTFOLIO                                7
                    ------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
=====================================================================================================
December 31, 1995

-----------------------------------------------------------------------------------------------------
ASSETS
-----------------------------------------------------------------------------------------------------
   Investments, at Value                                                                  $70,326,852
-----------------------------------------------------------------------------------------------------
   Interest Receivable                                                                        659,911
-----------------------------------------------------------------------------------------------------
   Prepaid Expenses and Other                                                                     570
-----------------------------------------------------------------------------------------------------
   Due from Bankers Trust                                                                       4,076
-----------------------------------------------------------------------------------------------------
   Total Assets                                                                            70,991,409
-----------------------------------------------------------------------------------------------------

LIABILITIES
-----------------------------------------------------------------------------------------------------
   Due to Custodian                                                                            35,778
-----------------------------------------------------------------------------------------------------
   Accrued Expenses and Other                                                                  22,795
-----------------------------------------------------------------------------------------------------
   Total Liabilities                                                                           58,573
-----------------------------------------------------------------------------------------------------

NET ASSETS                                                                                $70,932,836
=====================================================================================================

COMPOSITION OF NET ASSETS
-----------------------------------------------------------------------------------------------------
   Paid-in Capital                                                                        $70,932,836
-----------------------------------------------------------------------------------------------------
NET ASSETS, DECEMBER 31, 1995                                                             $70,932,836
=====================================================================================================

STATEMENT OF OPERATIONS
=====================================================================================================
For the year ended December 31, 1995

-----------------------------------------------------------------------------------------------------
INVESTMENT INCOME
-----------------------------------------------------------------------------------------------------
   Interest                                                                                $3,188,742
-----------------------------------------------------------------------------------------------------
EXPENSES
-----------------------------------------------------------------------------------------------------
   Advisory                                                             $125,340
-----------------------------------------------------------------------------------------------------
   Administration and Services                                            41,780
-----------------------------------------------------------------------------------------------------
   Professional                                                           24,272
-----------------------------------------------------------------------------------------------------
   Trustees                                                                1,918
-----------------------------------------------------------------------------------------------------
   Miscellaneous                                                           3,561
-----------------------------------------------------------------------------------------------------
   Total Expenses                                                        196,871
-----------------------------------------------------------------------------------------------------
   Less: Expenses Absorbed by Bankers Trust                              (29,751)             167,120
-----------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                                       3,021,622
-----------------------------------------------------------------------------------------------------
NET REALIZED LOSS FROM SECURITIES TRANSACTIONS                                                 (1,746)
-----------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS                                                 $3,019,876
=====================================================================================================

                  See Notes to Financial Statements on Page 14

                    NY TAX FREE MONEY PORTFOLIO                                8
                    ------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS
=====================================================================================================
                                                                         For the              For the
                                                                      year ended           year ended
                                                                        December             December
                                                                        31, 1995             31, 1994
-----------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM:
-----------------------------------------------------------------------------------------------------
OPERATIONS
-----------------------------------------------------------------------------------------------------
   Net Investment Income                                           $   3,021,622        $   2,439,419
-----------------------------------------------------------------------------------------------------
   Net Realized Loss from Securities Transactions                         (1,746)              (2,075)
-----------------------------------------------------------------------------------------------------
   Net Increase in Net Assets from Operations                          3,019,876            2,437,344
-----------------------------------------------------------------------------------------------------

CAPITAL TRANSACTIONS
-----------------------------------------------------------------------------------------------------
   Proceeds from Capital Invested                                    474,692,146          563,055,553
-----------------------------------------------------------------------------------------------------
   Value of Capital Withdrawn                                       (486,113,554)        (590,346,393)
-----------------------------------------------------------------------------------------------------
   Net Decrease in Net Assets from Capital Transactions              (11,421,408)         (27,290,840)
-----------------------------------------------------------------------------------------------------

   TOTAL DECREASE IN NET ASSETS                                       (8,401,532)         (24,853,496)
=====================================================================================================
NET ASSETS
-----------------------------------------------------------------------------------------------------
   Beginning of Year                                                  79,334,368          104,187,864
-----------------------------------------------------------------------------------------------------
   End of Year                                                     $  70,932,836        $  79,334,368
=====================================================================================================

FINANCIAL HIGHLIGHTS
================================================================================
Contained below are selected ratios and supplemental data for each of the periods presented for the NY Tax Free Money Portfolio.

-----------------------------------------------------------------------------------------------------
                                                                                       For the period
                                                                                    February 19, 1991
                                                For the year ended December 31,         (Commencement
                                             -------------------------------------  of Operations) to
                                                1995      1994      1993      1992  December 31, 1991
-----------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA

Ratio of Net Investment
  Income to Average Net Assets                 3.62%     2.60%     2.21%     2.90%              4.41%*

Ratio of Expenses to Average Net Assets        0.20%     0.20%     0.20%     0.22%              0.25%*

Decrease Reflected in Above Ratio
  of Expenses to Average Net Assets Due to
  Absorption of Expenses by Bankers Trust      0.04%     0.03%     0.03%     0.03%              0.03%*

Net Assets, End of Period (000's omitted)    $70,933   $79,334  $104,188  $101,419            $98,968

* Annualized

                  See Notes to Financial Statements on Page 14

                    NY TAX FREE MONEY PORTFOLIO                                9
                    ------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS
================================================================================
December 31, 1995

RATING (c)
---------------------     PRINCIPAL
S&P / MOODY'S / FITCH      AMOUNT       DESCRIPTION (b)                                                                  VALUE
==============================================================================================================================
                                        NEW YORK - 96.33%
------------------------------------------------------------------------------------------------------------------------------
AAA    Aaa       AAA     $1,000,000     Albany County, New York Civic Center G.O., (FGIC Insured),
                                        6.70%, 6/1/07, Prerefunded 6/1/96 @ 102                                    $ 1,031,426
------------------------------------------------------------------------------------------------------------------------------
SP1+   MIG-1              1,300,000     Buffalo, New York G.O., RANS, Series A, (LOC: Landesbank
                                        Hessen, New York), 4.20%, 7/16/96                                            1,305,491
------------------------------------------------------------------------------------------------------------------------------
       MIG-1              1,100,000     Erie County, New York G.O., RANS, (LOC: Union Bank of
                                        Switzerland), 4.50%, 9/20/96                                                 1,104,946
------------------------------------------------------------------------------------------------------------------------------
A1+    VMIG-1    AAA      2,400,000     Great Neck North, New York Water Authority Water System
                                        Revenue (FGIC Insured), Variable Rate Weekly Demand Note,
                                        4.90%, 1/1/20 (a)                                                            2,400,000
------------------------------------------------------------------------------------------------------------------------------
       Aaa                  500,000     Metropolitan Transportation Authority, New York, Series G,
                                        8.00%, 7/1/12, Prerefunded 7/1/96 @ 102                                        519,667
------------------------------------------------------------------------------------------------------------------------------
       MIG-1              2,500,000     Monroe County, New York, G.O., BANS, Series A, 4.50%, 6/7/96                 2,506,223
------------------------------------------------------------------------------------------------------------------------------
A1                        1,600,000     Montgomery County, New York, I.D.A., Service Merchandise,
                                        (LOC: Industrial Bank of Japan), Variable Rate Monthly Demand
                                        Note, 4.00%, 12/31/24 (a)                                                    1,600,000
------------------------------------------------------------------------------------------------------------------------------
A1     VMIG-1             1,600,000     New York City, New York G.O., (LOC: Sanwa Bank),
                                        Variable Rate Daily Demand Note, 5.95%, 8/1/17 (a)                           1,600,000
------------------------------------------------------------------------------------------------------------------------------
A1     VMIG-1               400,000     New York City, New York G.O., (LOC: Dai-Ichi Kangyo),
                                        Variable Rate Daily Demand Note, 5.05%, 8/15/18 (a)                            400,000
------------------------------------------------------------------------------------------------------------------------------
A1     VMIG-1               100,000     New York City, New York G.O., (LOC: Sanwa Bank), Variable
                                        Rate Daily Demand Note, 5.05%, 8/15/18 (a)                                     100,000
------------------------------------------------------------------------------------------------------------------------------
A1     VMIG-1               900,000     New York City, New York G.O., (LOC: Sumitomo Bank),
                                        Variable Rate Daily Demand Note, 6.10%, 8/1/16 (a)                             900,000
------------------------------------------------------------------------------------------------------------------------------
A1+    VMIG-1             3,350,000     New York City, New York G.O., (MBIA Insured), Variable Rate
                                        Daily Demand Note, 5.90%, 8/15/04 (a)                                        3,350,000
------------------------------------------------------------------------------------------------------------------------------
A1     VMIG-1               700,000     New York City, New York G.O., (LOC: Sumitomo Bank), Variable
                                        Rate Daily Demand Note, 6.10%, 8/1/17 (a)                                      700,000
------------------------------------------------------------------------------------------------------------------------------
SP1+   MIG-1     F1+      2,000,000     New York City, New York G.O., TANS, Series A, 4.50%, 2/15/96                 2,001,978
------------------------------------------------------------------------------------------------------------------------------
A1+    VMIG-1               200,000     New York City, New York G.O., (LOC: Union Bank of Switzerland),
                                        Variable Rate Daily Demand Note, 5.00%, 8/15/22 (a)                            200,000
------------------------------------------------------------------------------------------------------------------------------
A1     VMIG-1               225,000     New York City, New York G.O., (LOC: Chemical Bank),
                                        Variable Rate Daily Demand Note, 5.95%, 8/1/22 (a)                             225,000
------------------------------------------------------------------------------------------------------------------------------
A1+    VMIG-1             2,600,000     New York City, New York G.O., (LOC: Landesbank Hessen),
                                        Variable Rate Weekly Demand Note, 4.90%, 8/1/19 (a)                          2,600,000
------------------------------------------------------------------------------------------------------------------------------
A1+    VMIG-1               700,000     New York City, New York G.O., (FGIC Insured), Variable Rate
                                        Daily Demand Note, 5.00%, 10/1/20 (a)                                          700,000
------------------------------------------------------------------------------------------------------------------------------
SP1+   MIG-1     F1+      2,000,000     New York City, New York G.O., RANS, Series A, 4.50%, 4/11/96                 2,004,032
------------------------------------------------------------------------------------------------------------------------------
A1     P1                 3,500,000     New York State, G.O., Series Q, Tax Exempt Commercial Paper,
                                        (LOC: Westdeutsche), 3.80%, 1/18/96                                          3,500,000
------------------------------------------------------------------------------------------------------------------------------
AAA    Aaa       AAA      1,225,000     New York State Dormitory Authority Revenue, State University
                                        Dormitory Facility, 3.70%, 7/1/96                                            1,225,000
------------------------------------------------------------------------------------------------------------------------------
A1+    VMIG-1             2,500,000     New York State Energy Research & Development Authority, P.C.R.,
                                        Orange/Rockland Utility, (AMBAC Insured), Variable Rate
                                        Weekly Demand Note, 4.90%, 8/1/15 (a)                                        2,500,000
------------------------------------------------------------------------------------------------------------------------------

                  See Notes to Financial Statements on Page 14

                    NY TAX FREE MONEY PORTFOLIO                               10
                    ------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS
================================================================================
December 31, 1995

RATING (c)
---------------------     PRINCIPAL
S&P / MOODY'S / FITCH      AMOUNT       DESCRIPTION (b)                                                                  VALUE
==============================================================================================================================
       VMIG-1            $3,100,000     New York State Energy Research & Development Authority, P.C.R.,
                                        Lilco Project, (LOC: Deutsche Bank), 4.70%, 3/1/16,
                                        Mandatory Put 3/1/96                                                       $ 3,100,000
------------------------------------------------------------------------------------------------------------------------------
       P1                 3,000,000     New York State Energy Research & Development Authority, P.C.R.,
                                        Rochester Gas and Electric, (LOC: Bank of New York), Variable
                                        Rate Monthly Demand Bond, 3.55%, 10/1/14 (a)                                 3,000,000
------------------------------------------------------------------------------------------------------------------------------
AAA    Aaa       AAA        725,000     New York State Environmental Facilities, P.C.R., 3.70%, 5/15/96                725,000
------------------------------------------------------------------------------------------------------------------------------
       VMIG-1             1,300,000     New York State Housing Finance Agency, Mount Sinai Medical
                                        School, (LOC: Sanwa Bank), Variable Rate Weekly Demand Note,
                                        4.90%, 11/1/14 (a)                                                           1,300,000
------------------------------------------------------------------------------------------------------------------------------
       VMIG-1             2,080,000     New York State Housing Finance Agency, Hospital Special Surgery
                                        Staff, (LOC: Chemical Bank), Variable Rate Weekly Demand Note,
                                        4.70%, 11/1/10 (a)                                                           2,080,000
------------------------------------------------------------------------------------------------------------------------------
AAA    Aaa                1,000,000     New York State Housing Finance Agency, State University
                                        Construction, Series A, 7.90%, 11/1/06, Prerefunded 5/1/96 @ 102             1,033,410
------------------------------------------------------------------------------------------------------------------------------
A1     VMIG-1             1,685,000     New York State Job Development Authority, (LOC: Sumitomo Bank),
                                        Variable Rate Monthly Demand Bond, 4.20%, 3/1/00 (a)                         1,685,000
------------------------------------------------------------------------------------------------------------------------------
A1     VMIG-1               765,000     New York State Job Development Authority, (LOC: Sumitomo Bank),
                                        Variable Rate Monthly Demand Bond, 4.30%, 3/1/99 (a)                           765,000
------------------------------------------------------------------------------------------------------------------------------
A1+    VMIG-1             1,600,000     New York State Local Assistance, Series B, (LOC: Swiss Bank &
                                        Credit Suisse), Variable Rate Weekly Demand Bond, 4.95%, 4/1/23 (a)          1,600,000
------------------------------------------------------------------------------------------------------------------------------
A1+    VMIG-1             2,000,000     New York State Local Assistance, Series A, (LOC: Credit Suisse &
                                        Union Bank of Switzerland), Variable Rate Weekly Demand Bond,
                                        4.95%, 4/1/22 (a)                                                            2,000,000
------------------------------------------------------------------------------------------------------------------------------
A1+    VMIG-1             3,000,000     New York State Local Government Assistance, Series G,
                                        (LOC: National Westminster), Variable Weekly Demand Bond,
                                        4.90%, 4/1/25 (a)                                                            3,000,000
------------------------------------------------------------------------------------------------------------------------------
       Aaa                  500,000     New York State Power Authority Revenue & General Purpose,
                                        Series T, 7.375%, 1/1/18, Prefunded 1/1/96 @ 102                               510,000
------------------------------------------------------------------------------------------------------------------------------
A1     VMIG-1             2,200,000     New York State Power Authority Revenue & General Purpose,
                                        3.85%, 3/1/20, Optional Put Date 3/1/96                                      2,200,000
------------------------------------------------------------------------------------------------------------------------------
       Aaa                2,000,000     New York State Urban Development Correction Facility, 8.00%,
                                        1/1/15, Prerefunded 1/1/96 @ 102                                             2,040,000
------------------------------------------------------------------------------------------------------------------------------
       MIG-1              3,000,000     Northport - East Northport, New York, UFSD, TANS, 4.125%, 6/28/96            3,006,431
------------------------------------------------------------------------------------------------------------------------------
A1                        1,800,000     Onondaga County New York, I.D.A., (LOC: Banque Nationale De
                                        Paris), Variable Rate Monthly Demand Bond, 3.95%, 11/13/98 (a)               1,800,000
------------------------------------------------------------------------------------------------------------------------------
       MIG-1              1,000,000     Sayville, New York UFSD, TANS, 4.25%, 6/27/96                                1,002,578
------------------------------------------------------------------------------------------------------------------------------
A1+                       2,800,000     Seneca County, New York, I.D.A., (LOC: Barclays Bank),
                                        Variable Rate Weekly Demand Bond, 4.95%, 10/1/21 (a)                         2,800,000
------------------------------------------------------------------------------------------------------------------------------
       MIG-1              2,200,000     Smithtown, New York Central School District, TANS, 4.25%, 6/27/96            2,205,670
------------------------------------------------------------------------------------------------------------------------------
                                        TOTAL NEW YORK OBLIGATIONS                                                 $68,326,852
==============================================================================================================================
                                        PUERTO RICO - 2.82%
------------------------------------------------------------------------------------------------------------------------------
A1+    VMIG-1            $2,000,000     Puerto Rico Commonwealth Government Development Bank,
                                        (LOC: Credit Suisse), Variable Rate Weekly Demand Bond,
                                        4.50%, 12/1/15 (a)                                                         $ 2,000,000
==============================================================================================================================

                  See Notes to Financial Statements on Page 14

                    NY TAX FREE MONEY PORTFOLIO                               11
                    ------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS
================================================================================
December 31, 1995

                                                                                                                         VALUE
==============================================================================================================================
TOTAL INVESTMENTS
(Amortized Cost $70,326,852)                                                                             99.15%    $70,326,852
------------------------------------------------------------------------------------------------------------------------------
Other Assets in Excess of Liabilities                                                                     0.85%        605,984
------------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                                                              100.00%    $70,932,836
==============================================================================================================================

(a) Securities payable on demand, secured by bank Letters of Credit or other bank credit agreements. This interest rate, which will change periodically, is based on bank prime rates or an index of market interest rates.

(b) The following abbreviations are used in portfolio descriptions:
    AMBAC -- American Municipal Bond Assurance Corporation
    BANS -- Bond Anticipation Notes
    FGIC -- Financial Guaranty Insurance Corporation
    G.O. -- General Obligation
    I.D.A. -- Industrial Development Authority
    LOC -- Secured by a Letter of Credit
    MBIA -- Municipal Bond Investors Assurance Corporation
    P.C.R. -- Pollution Control Revenue
    RANS -- Revenue Anticipation Notes
    TANS -- Tax Anticipation Notes
    UFSD -- Union Free School District

(c) Ratings were taken from published sources and were not audited by Coopers & Lybrand L.L.P.


                  See Notes to Financial Statements on Page 14

                    NY TAX FREE MONEY PORTFOLIO                               14
                    ------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
================================================================================

NOTE 1 - ORGANIZATION AND SIGNIFICANT
ACCOUNTING POLICIES

A. Organization

The NY Tax Free Money Portfolio (the "Portfolio") is registered under the Investment Company Act of 1940 (the "Act"), as amended, as an open-end management investment company. The Portfolio was organized on March 26, 1990 and commenced operations on February 19, 1991 as an unincorporated trust under the laws of New York. The Declaration of Trust permits the Board of Trustees (the "Trustees") to issue beneficial interests in the Portfolio.

B. Security Valuation

Investments are valued at amortized cost which has been determined by the Trustees to represent fair value of the Portfolio's investments.

C. Security Transactions and Interest Income

Security transactions are accounted for on a trade date basis (date the order to buy or sell is executed). Interest income is recorded on the accrual basis and includes amortization of premium and discount on investments. Realized gains and losses from security transactions are recorded on the identified cost basis.

D. Investment Income

The Portfolio determines its net investment income on each valuation day and allocates all such income as well as any realized gains and losses from security transactions, pro rata among the investors in the Portfolio at the time of such determination.

E. Federal Income Taxes

It is the Portfolio's policy to comply with the requirements of the Internal Revenue Code applicable to it. Therefore, no Federal income tax provision is required. The cost of securities in the Portfolio for Federal income tax purposes is the same as for financial reporting purposes.

F. Other

The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in the financial statements.

NOTE 2 - FEES AND TRANSACTIONS WITH AFFILIATES

The Portfolio has entered into an Administration and Services Agreement with Bankers Trust Company ("Bankers Trust"). Under this Administration and Services Agreement, Bankers Trust provides administrative, custody, transfer agency and shareholder services to the Portfolio in return for a fee computed daily and paid monthly at an annual rate of 0.05 of 1% of the Portfolio's average daily net assets. For the year ended December 31, 1995, this fee aggregated $41,780.

The Portfolio has entered into an Advisory Agreement with Bankers Trust. Under this Advisory Agreement, the Portfolio pays Bankers Trust an advisory fee computed daily and paid monthly at the annual rate of 0.15 of 1% of the Portfolio's average daily net assets. For the year ended December 31, 1995, this fee aggregated $125,340.

Bankers Trust has voluntarily undertaken to waive and reimburse expenses of the Portfolio, to the extent necessary, to limit all expenses to 0.20 of 1% of the average daily net assets of the Portfolio. For the year ended December 31, 1995, expenses of the Portfolio have been reduced by $29,751.

Certain trustees and officers of the Portfolio are also directors, officers and/or employees of Signature. None of the trustees so affiliated received compensation for services as trustee of the Portfolio. Similarly, none of the Portfolio's officers received compensation from the Portfolio.

                    NY TAX FREE MONEY PORTFOLIO                               15
                    ------------------------------------------------------------

REPORT OF INDEPENDENT ACCOUNTANTS
================================================================================

To the Trustees and Holders of Beneficial Interest of the NY Tax Free Money Portfolio:

We have audited the accompanying statement of assets and liabilities of the NY Tax Free Money Portfolio, including the schedule of portfolio investments, as of December 31, 1995, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended and for the period February 19, 1991 (commencement of operations) to December 31, 1991. These financial statements and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1995 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the NY Tax Free Money Portfolio as of December 31, 1995, the results of its operations, the changes in its net assets, and the financial highlights for the periods referred to above, in conformity with generally accepted accounting principles.

/s/ COOPERS & LYBRAND L.L.P.

Kansas City, Missouri
February 7, 1996